Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Significant Accounting Policies [Line Items]
Restricted cash and cash equivalents	$ 1,160,000	$ 1,255,000
Carrying value of capitalized software	1,797,000	2,176,000
Capitalized software amortization	1,320,000	1,493,000	1,206,000
Contractual Period Of Sale Contracts	5 years
Property and Equipment [Member]
Significant Accounting Policies [Line Items]
Depreciation expense of property and equipment	$ 962,000	$ 893,000	$ 890,000
Maximum [Member]
Significant Accounting Policies [Line Items]
Useful life range	7 years
Amortization of Acquisition Cost	10 years
Reimbursement range on water, sewer and other infrastructure-related assets	100.00%
Capitalize reforestation costs	2 years
Minimum [Member]
Significant Accounting Policies [Line Items]
Useful life range	3 years
Reimbursement range on water, sewer and other infrastructure-related assets	70.00%